Shareholders' Equity (Weighted Average Exercise Price And Fair Value Of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares
Stockholders' Equity Note [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares	36,504
Weighted average exercise price per share, Less than market price	0.00	0.00	39.60
Weighted average fair value on grant date, Less than market price, per share	0.00	0.00	9.74